Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Employee costs	£ 2,558	£ 2,550	£ 1,777
Direct materials and services	877	900	704
Vehicle costs	291	286	201
Property costs	107	108	82
Depreciation and impairment of property, plant and equipment	159	154	140
Amortisation and impairment of intangible assets	225	201	140
Other operating expenses	614	512	329
Total operating expenses	£ 4,831	£ 4,711	£ 3,373